VITAL ACQUISITION (Tables)	3 Months Ended
Mar. 31, 2022
Vital Acquisition
SCHEDULE OF CONTINGENT CONSIDERATION

Contingent consideration
Fair value of contingent consideration	$4,797,717
Change in fair value of contingent consideration	(4,103,487)
Contingent consideration at December 31, 2021	694,230
Change in fair value of contingent consideration	282,587
Contingent consideration at March 31, 2022 (note 17)	$976,816

SCHEDULE OF PURCHASE PRICE ALLOCATION FOR VITAL INTELLIGENCE

Number of units of Draganfly Inc.	578,248
Fair value of units	$14.43
Fair value of units of Draganfly Inc.	$8,342,966
Cash portion of purchase price	466,643
Total	$8,809,609

Identifiable intangible assets
Brand	$23,000
Software	433,000
456,000

Goodwill	8,353,609
Total consideration	$8,809,609